SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of options, outstanding and exercisable, beginning	4,060,000	4,060,000
Weighted average exercise price per share, outstanding and exercisable, beginning	$ 0.53	$ 0.53
Weighted-Average Remaining Life (Years), Outstanding	1 year 6 months	2 years 6 months
Number of options, expired	(3,960,000)
Weighted average exercise price per share, expired	$ 0.51
Number of options, exercised	(100,000)
Weighted average exercise price per share, exercised	$ 0.50
Number of options, outstanding and exercisable, ending		4,060,000
Weighted average exercise price per share, outstanding and exercisable, ending		$ 0.53
Weighted-Average Remaining Life (Years), Outstanding